Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000250325 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000250325 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250325 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250325 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250325 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000197601 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197601 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197601 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197601 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000197601 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000197601 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197601 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204482 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000204482 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204482 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204482 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204482 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204442 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000204442 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000204442 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000204442 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204442 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204442 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000204442 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204442 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000204442 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204443 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204443 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204443 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204443 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204443 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204443 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204443 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204443 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000218646 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000218646 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218646 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218646 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218646 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218646 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218646 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218646 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000228612 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000228612 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000228612 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000228612 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228612 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228612 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228612 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228612 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000218645 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218645 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218645 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000218645 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000218645 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218645 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218645 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218645 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000241171 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241171 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241171 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000241171 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000241171 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000241171 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241171 [Member] | Collateralized Mortgage Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000228610 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228610 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000228610 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228610 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228610 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000228610 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228610 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228610 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228610 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228610 [Member] | Collateralized Mortgage Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228610 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228610 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228610 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202058 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000202058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202058 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000202058 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202058 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000202058 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202058 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000202058 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000274747 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000274747 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000274747 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000274747 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000274747 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000274747 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000274747 [Member] | Collateralized Mortgage Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000231722 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231722 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000231722 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000231722 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237948 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237948 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000237948 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237948 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237948 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000237948 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237948 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237948 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237948 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237948 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000237948 [Member] | Collateralized Mortgage Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237948 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237948 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262251 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000262251 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000262251 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000262251 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000262251 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000262251 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262251 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262251 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262251 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000262251 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262250 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000262250 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000262250 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000262250 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000262250 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000262250 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262250 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262250 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000202059 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202059 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202059 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000202059 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000202059 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202059 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202059 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202059 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000202059 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197602 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197602 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197602 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197602 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197602 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197602 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197602 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000197602 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000237947 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237947 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237947 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000237947 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000243037 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243037 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243037 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000243037 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000243040 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243040 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243040 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243041 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243041 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243041 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000221278 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000221278 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000221278 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000221278 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000221278 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000221278 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221278 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221279 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000221279 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221279 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247038 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247038 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247038 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000214349 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000214349 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000214349 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000214349 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214349 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214349 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214349 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000214349 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000214349 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214349 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247037 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000247037 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000247037 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000247037 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247037 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247037 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247037 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247037 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000247037 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000247037 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246147 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000246147 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000246147 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000246147 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000246147 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246147 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246147 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246147 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000246147 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000246147 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000229745 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000229745 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000229745 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000229745 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229745 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229745 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229745 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000229745 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000229745 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237946 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000237946 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237946 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237946 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237946 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237946 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237946 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237946 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000237946 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214351 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000214351 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214351 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214351 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214351 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214351 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214351 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214351 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000214351 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000214351 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229746 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000229746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000229746 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000229746 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229746 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229746 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229746 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000229746 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000243038 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000243038 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000243038 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000243038 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243038 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243038 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243038 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243038 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000243038 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000243038 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214352 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000214352 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214352 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214352 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214352 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214352 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214352 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214352 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214352 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000214352 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243039 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243039 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000243039 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000243039 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000243039 [Member] | Domestic Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000243039 [Member] | International Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229748 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000229748 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000229748 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000229748 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229748 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229748 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229748 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000229748 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000234360 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000234360 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000234360 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000234360 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000234360 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234360 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234360 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234360 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000234360 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000234360 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234361 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000234361 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234361 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234361 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234361 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234361 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234361 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234361 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000234361 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000234361 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234362 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000234362 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234362 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234362 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234362 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234362 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234362 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234362 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000234362 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000234362 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221280 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000221280 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221280 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221280 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000221280 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221280 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261581 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261581 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261581 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261581 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
C000261581 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261581 [Member] | Affiliated Entity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000214353 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000214353 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214353 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214353 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214353 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214353 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214353 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214353 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214353 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214353 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214353 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243042 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000243042 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243042 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243042 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243042 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243042 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243042 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243042 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243042 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000243042 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229747 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229747 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000229747 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000229747 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229747 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229747 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229747 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229747 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000246148 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246148 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246148 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246148 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246148 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246148 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246148 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246148 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246148 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000246148 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246149 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246149 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000246149 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246149 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246149 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246149 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246149 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246149 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000253784 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000253784 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253784 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253784 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253784 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253784 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000253784 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253784 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000253784 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000253784 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000233056 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000233056 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233056 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233056 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233056 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233056 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233056 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000233056 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000233056 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000233056 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214354 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000214354 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214354 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214354 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214354 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214354 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214354 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000214354 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214354 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221281 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000221281 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221281 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)
C000221281 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000221281 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000221281 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221281 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000226122 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000226122 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000226122 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)
C000226122 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000226122 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000226122 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226122 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214357 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000214357 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000214357 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000214357 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214357 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214357 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214357 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214357 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000214357 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214357 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226120 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000226120 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000226120 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000226120 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226120 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226120 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226120 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226120 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000226120 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000226120 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214358 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000214358 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214358 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214358 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214358 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214358 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214358 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214358 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000214358 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000214358 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226121 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000226121 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226121 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226121 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226121 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226121 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226121 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226121 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000226121 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000226121 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214350 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000214350 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214350 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214350 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214350 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214350 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214350 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214350 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000214350 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000214350 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000226117 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226117 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226117 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000226117 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226117 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226117 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226117 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000226117 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000226117 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214355 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000214355 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214355 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214355 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214355 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214355 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214355 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214355 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000214355 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000214355 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226118 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000226118 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226118 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226118 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226118 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226118 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226118 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226118 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226118 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000226118 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236476 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000236476 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236476 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236476 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236476 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236476 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236476 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236476 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000236477 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000236477 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236477 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236477 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236477 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236477 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236477 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236477 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000250327 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000250327 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250327 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250327 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250327 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250327 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250327 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000250327 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250327 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000250327 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250326 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000250326 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250326 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250326 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250326 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250326 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250326 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000250326 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250326 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000250326 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214356 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000214356 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214356 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214356 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214356 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214356 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214356 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000214356 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000214356 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226119 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000226119 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000226119 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226119 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000226119 [Member] | Energy Equipment and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226119 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226119 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226119 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000226119 [Member] | Right [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%